PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.5%
Common Stocks — 52.1%
Aerospace & Defense — 0.8%
Airbus SE (France)*	1,095	$144,690
Boeing Co. (The)*	21,350	4,695,719
General Dynamics Corp.	9,100	1,783,873
Howmet Aerospace, Inc.	13,480	420,576
Huntington Ingalls Industries, Inc.	1,600	308,896
L3Harris Technologies, Inc.	7,970	1,755,313
Lockheed Martin Corp.	9,720	3,354,372
Northrop Grumman Corp.	5,862	2,111,199
Raytheon Technologies Corp.	58,655	5,041,984
Textron, Inc.	8,700	607,347
TransDigm Group, Inc.*	2,100	1,311,597
		21,535,566
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	5,200	452,400
Deutsche Post AG (Germany)	5,382	338,449
Expeditors International of Washington, Inc.	6,600	786,258
FedEx Corp.	9,680	2,122,727
SG Holdings Co. Ltd. (Japan)	3,600	102,405
United Parcel Service, Inc. (Class B Stock)	28,300	5,153,430
		8,955,669
Airlines — 0.1%
Alaska Air Group, Inc.*	4,900	287,140
American Airlines Group, Inc.*(a)	25,100	515,052
Delta Air Lines, Inc.*	24,200	1,031,162
Southwest Airlines Co.*	22,900	1,177,747
United Airlines Holdings, Inc.*	12,400	589,868
		3,600,969
Auto Components — 0.1%
Aisin Corp. (Japan)	300	10,803
Aptiv PLC*	10,500	1,564,185
BorgWarner, Inc.	8,400	362,964
Bridgestone Corp. (Japan)	2,200	103,890
Cie Generale des Etablissements Michelin SCA (France)	356	54,568
		2,096,410
Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	671	64,649
Daimler AG (Germany)	3,924	346,902
Ford Motor Co.*	151,785	2,149,276
General Motors Co.*	56,300	2,967,573
Isuzu Motors Ltd. (Japan)	16,400	214,590
Stellantis NV	2,124	40,743
Tesla, Inc.*(a)	31,470	24,404,356
Toyota Motor Corp. (Japan)	8,500	150,884
Volkswagen AG (Germany)	65	20,052
Yamaha Motor Co. Ltd. (Japan)	7,900	220,379
		30,579,404
	Shares	Value
Common Stocks (continued)
Banks — 2.3%
Australia & New Zealand Banking Group Ltd. (Australia)	12,411	$249,556
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,552	16,786
Bank Hapoalim BM (Israel)	4,671	41,069
Bank Leumi Le-Israel BM (Israel)	20,256	172,719
Bank of America Corp.	287,141	12,189,135
Barclays PLC (United Kingdom)	35,682	90,490
BNP Paribas SA (France)	4,709	300,641
Citigroup, Inc.	78,635	5,518,604
Citizens Financial Group, Inc.	16,400	770,472
Comerica, Inc.	4,900	394,450
Commonwealth Bank of Australia (Australia)	2,954	220,371
Credit Agricole SA (France)	4,796	66,013
DBS Group Holdings Ltd. (Singapore)	15,100	334,148
DNB Bank ASA (Norway)	2,007	45,790
Fifth Third Bancorp	25,921	1,100,087
First Republic Bank	6,800	1,311,584
Huntington Bancshares, Inc.	56,736	877,139
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	2,329	12,368
Japan Post Bank Co. Ltd. (Japan)	1,400	11,990
JPMorgan Chase & Co.	115,945	18,979,037
KBC Group NV (Belgium)	528	47,382
KeyCorp	36,500	789,130
Lloyds Banking Group PLC (United Kingdom)	143,838	89,137
M&T Bank Corp.	5,000	746,700
Mediobanca Banca di Credito Finanziario SpA (Italy)*	1,342	16,155
Mitsubishi UFJ Financial Group, Inc. (Japan)	64,800	380,682
Mizuho Financial Group, Inc. (Japan)	4,920	69,677
National Australia Bank Ltd. (Australia)	6,699	132,665
Nordea Bank Abp (Finland)	25,783	333,088
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,000	58,769
People’s United Financial, Inc.	15,300	267,291
PNC Financial Services Group, Inc. (The)	16,433	3,214,952
Regions Financial Corp.	34,903	743,783
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,021	42,627
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,000	70,246
SVB Financial Group*	2,300	1,487,824
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,245	36,414
Swedbank AB (Sweden) (Class A Stock)	1,800	36,301
Truist Financial Corp.	51,001	2,991,209
U.S. Bancorp	52,485	3,119,708
Wells Fargo & Co.	158,864	7,372,878
Zions Bancorp NA	6,350	393,001
		65,142,068
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	7,075	$474,096
Carlsberg A/S (Denmark) (Class B Stock)	195	31,841
Coca-Cola Co. (The)	150,201	7,881,046
Coca-Cola HBC AG (Russia)*	6,855	220,321
Constellation Brands, Inc. (Class A Stock)	6,600	1,390,554
Diageo PLC (United Kingdom)	450	21,744
Molson Coors Beverage Co. (Class B Stock)(a)	7,300	338,574
Monster Beverage Corp.*	14,300	1,270,269
PepsiCo, Inc.	53,507	8,047,988
		19,676,433
Biotechnology — 1.0%
AbbVie, Inc.	68,401	7,378,416
Amgen, Inc.	22,037	4,686,168
Biogen, Inc.*	5,860	1,658,322
Gilead Sciences, Inc.	48,600	3,394,710
Incyte Corp.*	7,500	515,850
Moderna, Inc.*	13,450	5,176,367
Regeneron Pharmaceuticals, Inc.*	4,140	2,505,445
Vertex Pharmaceuticals, Inc.*	10,100	1,832,039
		27,147,317
Building Products — 0.3%
A.O. Smith Corp.	4,800	293,136
AGC, Inc. (Japan)	400	20,637
Allegion PLC	3,433	453,774
Carrier Global Corp.	33,602	1,739,239
Cie de Saint-Gobain (France)	4,482	301,849
Fortune Brands Home & Security, Inc.	5,300	473,926
Geberit AG (Switzerland)	76	55,918
Johnson Controls International PLC	27,722	1,887,314
Kingspan Group PLC (Ireland)	303	29,776
Lixil Corp. (Japan)	600	17,363
Masco Corp.	9,800	544,390
Nibe Industrier AB (Sweden) (Class B Stock)	2,970	37,513
Trane Technologies PLC	9,300	1,605,645
Xinyi Glass Holdings Ltd. (Hong Kong)	73,000	218,015
		7,678,495
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	5,126	87,966
Abrdn PLC (United Kingdom)	13,050	44,758
Ameriprise Financial, Inc.	4,520	1,193,822
Amundi SA (France), 144A	1,766	148,758
Bank of New York Mellon Corp. (The)	30,158	1,563,391
BlackRock, Inc.	5,550	4,654,563
Cboe Global Markets, Inc.	4,000	495,440
Charles Schwab Corp. (The)	58,050	4,228,362
CME Group, Inc.	13,900	2,687,982
Daiwa Securities Group, Inc. (Japan)	3,000	17,494
Franklin Resources, Inc.(a)	10,100	300,172
Goldman Sachs Group, Inc. (The)	13,200	4,989,996
Intercontinental Exchange, Inc.	21,855	2,509,391
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Invesco Ltd.	11,700	$282,087
Julius Baer Group Ltd. (Switzerland)	3,770	250,320
Macquarie Group Ltd. (Australia)	720	93,625
MarketAxess Holdings, Inc.	1,620	681,518
Moody’s Corp.	6,450	2,290,459
Morgan Stanley	56,619	5,509,595
MSCI, Inc.	3,200	1,946,688
Nasdaq, Inc.	4,500	868,590
Northern Trust Corp.	8,100	873,261
Partners Group Holding AG (Switzerland)	47	73,479
Raymond James Financial, Inc.	7,050	650,574
S&P Global, Inc.	9,360	3,976,970
Schroders PLC (United Kingdom)	4,624	222,713
St. James’s Place PLC (United Kingdom)	1,116	22,623
State Street Corp.	13,500	1,143,720
T. Rowe Price Group, Inc.	8,800	1,730,960
UBS Group AG (Switzerland)	21,711	348,169
		43,887,446
Chemicals — 0.9%
Air Products & Chemicals, Inc.	8,600	2,202,546
Albemarle Corp.	4,700	1,029,159
Arkema SA (France)	130	17,205
Asahi Kasei Corp. (Japan)	2,600	27,578
BASF SE (Germany)	645	49,056
Celanese Corp.	4,400	662,816
CF Industries Holdings, Inc.	7,800	435,396
Corteva, Inc.	28,447	1,197,050
Covestro AG (Germany), 144A	3,724	254,333
Dow, Inc.	28,947	1,666,189
DuPont de Nemours, Inc.	19,847	1,349,398
Eastman Chemical Co.	5,200	523,848
Ecolab, Inc.	9,700	2,023,614
Evonik Industries AG (Germany)	440	13,815
FMC Corp.	5,000	457,800
ICL Group Ltd. (Israel)	1,500	10,908
International Flavors & Fragrances, Inc.	9,700	1,297,084
Linde PLC (United Kingdom)	20,200	5,926,276
LyondellBasell Industries NV (Class A Stock)	10,500	985,425
Mitsui Chemicals, Inc. (Japan)	4,500	150,317
Mosaic Co. (The)	12,300	439,356
PPG Industries, Inc.	9,200	1,315,692
Sherwin-Williams Co. (The)	9,550	2,671,422
Solvay SA (Belgium)	155	18,879
Sumitomo Chemical Co. Ltd. (Japan)	3,100	16,154
Toray Industries, Inc. (Japan)	2,800	17,886
Tosoh Corp. (Japan)	9,500	172,415
Yara International ASA (Brazil)	364	18,053
		24,949,670
Commercial Services & Supplies — 0.2%
Cintas Corp.	3,520	1,339,923
Copart, Inc.*	8,400	1,165,248
Dai Nippon Printing Co. Ltd. (Japan)	400	9,650
Rentokil Initial PLC (United Kingdom)	3,827	30,042

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	8,165	$980,290
Rollins, Inc.	8,700	307,371
Securitas AB (Sweden) (Class B Stock)	663	10,478
Waste Management, Inc.	15,042	2,246,673
		6,089,675
Communications Equipment — 0.4%
Arista Networks, Inc.*	2,200	756,008
Cisco Systems, Inc.	163,100	8,877,533
F5 Networks, Inc.*	2,300	457,194
Juniper Networks, Inc.	12,000	330,240
Motorola Solutions, Inc.	6,589	1,530,757
Nokia OYJ (Finland)*	11,130	61,273
		12,013,005
Construction & Engineering — 0.0%
Quanta Services, Inc.	5,400	614,628
Skanska AB (Sweden) (Class B Stock)	437	10,961
		625,589
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	3,030	226,283
Holcim Ltd. (Switzerland)*	1,074	51,871
Martin Marietta Materials, Inc.(a)	2,480	847,366
Vulcan Materials Co.	5,200	879,632
		2,005,152
Consumer Finance — 0.4%
American Express Co.	25,200	4,221,756
Capital One Financial Corp.	17,461	2,828,158
Discover Financial Services	11,840	1,454,544
Synchrony Financial	22,072	1,078,880
		9,583,338
Containers & Packaging — 0.2%
Amcor PLC(a)	56,950	660,050
Avery Dennison Corp.	3,400	704,514
Ball Corp.	12,700	1,142,619
International Paper Co.	15,173	848,474
Packaging Corp. of America	3,800	522,272
Sealed Air Corp.	5,700	312,303
Smurfit Kappa Group PLC (Ireland)	476	24,766
Westrock Co.	10,444	520,425
		4,735,423
Distributors — 0.1%
Genuine Parts Co.	5,500	666,765
LKQ Corp.*	10,600	533,392
Pool Corp.	1,700	738,497
		1,938,654
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	71,930	19,632,574
Industrivarden AB (Sweden) (Class C Stock)	323	10,004
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	700	$13,043
		19,655,621
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	276,336	7,463,835
Deutsche Telekom AG (Germany)	3,551	71,309
Elisa OYJ (Finland)	297	18,440
Koninklijke KPN NV (Netherlands)	31,237	98,357
Lumen Technologies, Inc.(a)	37,179	460,648
Nippon Telegraph & Telephone Corp. (Japan)	5,400	149,234
Swisscom AG (Switzerland)	240	138,299
Telecom Italia SpA (Italy), RSP	22,010	8,948
Telefonica SA (Spain)	29,040	135,660
Verizon Communications, Inc.	160,276	8,656,507
		17,201,237
Electric Utilities — 0.8%
Alliant Energy Corp.(a)	9,300	520,614
American Electric Power Co., Inc.	19,360	1,571,645
Chubu Electric Power Co., Inc. (Japan)	1,200	14,208
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	8,367
Duke Energy Corp.	29,761	2,904,376
Edison International	14,700	815,409
Electricite de France SA (France)	1,008	12,693
Endesa SA (Spain)	8,223	165,804
Enel SpA (Italy)	16,295	125,498
Entergy Corp.(a)	7,700	764,687
Evergy, Inc.	9,000	559,800
Eversource Energy	13,300	1,087,408
Exelon Corp.	37,813	1,827,880
FirstEnergy Corp.	20,006	712,614
Fortum OYJ (Finland)	930	28,261
Iberdrola SA (Spain)	12,489	125,357
NextEra Energy, Inc.	75,900	5,959,668
NRG Energy, Inc.	8,700	355,221
Pinnacle West Capital Corp.	4,100	296,676
Power Assets Holdings Ltd. (Hong Kong)	28,500	167,331
PPL Corp.	28,700	800,156
Red Electrica Corp. SA (Spain)	9,854	197,555
Southern Co. (The)	41,000	2,540,770
SSE PLC (United Kingdom)	7,676	162,252
Xcel Energy, Inc.	20,810	1,300,625
		23,024,875
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	10,695	358,055
AMETEK, Inc.	9,000	1,116,090
Eaton Corp. PLC	15,437	2,304,898
Emerson Electric Co.	23,200	2,185,440
Generac Holdings, Inc.*	2,500	1,021,675
Legrand SA (France)	306	32,774
Mitsubishi Electric Corp. (Japan)	3,700	51,448
Rockwell Automation, Inc.	4,500	1,323,180

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Schneider Electric SE	1,105	$183,712
		8,577,272
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	23,100	1,691,613
CDW Corp.	5,450	992,009
Corning, Inc.	28,600	1,043,614
Hexagon AB (Sweden) (Class B Stock)	4,089	63,214
IPG Photonics Corp.*	1,400	221,760
Keyence Corp. (Japan)	400	238,878
Keysight Technologies, Inc.*	7,200	1,182,888
Murata Manufacturing Co. Ltd. (Japan)	1,000	89,152
Shimadzu Corp. (Japan)	500	21,952
TE Connectivity Ltd.	12,800	1,756,416
Teledyne Technologies, Inc.*	1,960	841,977
Trimble, Inc.*	10,000	822,500
Zebra Technologies Corp. (Class A Stock)*	2,130	1,097,845
		10,063,818
Energy Equipment & Services — 0.1%
Baker Hughes Co.	32,098	793,784
Halliburton Co.	32,100	694,002
Schlumberger NV	54,024	1,601,271
		3,089,057
Entertainment — 1.0%
Activision Blizzard, Inc.	30,100	2,329,439
Capcom Co. Ltd. (Japan)	400	10,995
Electronic Arts, Inc.	11,100	1,578,975
Konami Holdings Corp. (Japan)	800	50,074
Live Nation Entertainment, Inc.*	5,300	482,989
Netflix, Inc.*	17,210	10,503,951
Nintendo Co. Ltd. (Japan)	300	145,043
Take-Two Interactive Software, Inc.*	4,700	724,129
Walt Disney Co. (The)*	70,682	11,957,274
		27,782,869
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,380	1,027,957
American Tower Corp.	17,660	4,687,141
AvalonBay Communities, Inc.	5,475	1,213,479
Boston Properties, Inc.	5,500	595,925
Crown Castle International Corp.	16,800	2,911,776
Dexus (Australia)	29,980	232,577
Digital Realty Trust, Inc.	10,900	1,574,505
Duke Realty Corp.	14,100	674,967
Equinix, Inc.	3,504	2,768,616
Equity Residential	13,300	1,076,236
Essex Property Trust, Inc.	2,650	847,311
Extra Space Storage, Inc.	5,200	873,548
Federal Realty Investment Trust	2,700	318,573
Goodman Group (Australia)	3,740	57,792
Healthpeak Properties, Inc.	20,000	669,600
Host Hotels & Resorts, Inc.*(a)	26,682	435,717
Iron Mountain, Inc.(a)	10,302	447,622
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Japan Metropolitan Fund Investment Corp. (Japan)	18	$17,310
Japan Real Estate Investment Corp. (Japan)	2	12,016
Kimco Realty Corp.	23,700	491,775
Link REIT (Hong Kong)	4,100	35,103
Mid-America Apartment Communities, Inc.	4,500	840,375
Orix JREIT, Inc. (Japan)	36	62,679
Prologis, Inc.	28,677	3,596,956
Public Storage	5,920	1,758,832
Realty Income Corp.(a)	15,300	992,358
Regency Centers Corp.	5,600	377,048
SBA Communications Corp.	4,300	1,421,451
Simon Property Group, Inc.	12,693	1,649,709
Stockland (Australia)	49,094	156,645
UDR, Inc.(a)	10,300	545,694
Ventas, Inc.	14,418	796,018
Vornado Realty Trust	5,125	215,301
Welltower, Inc.	16,200	1,334,880
Weyerhaeuser Co.	28,318	1,007,271
		35,724,763
Food & Staples Retailing — 0.7%
Carrefour SA (France)	1,080	19,411
Coles Group Ltd. (Australia)	2,544	31,025
Costco Wholesale Corp.	17,200	7,728,820
Etablissements Franz Colruyt NV (Belgium)	848	43,379
ICA Gruppen AB (Sweden)	210	9,642
J Sainsbury PLC (United Kingdom)	3,648	13,946
Kesko OYJ (Finland) (Class B Stock)	528	18,219
Koninklijke Ahold Delhaize NV (Netherlands)	9,594	319,069
Kroger Co. (The)(a)	26,292	1,062,986
Seven & i Holdings Co. Ltd. (Japan)	1,100	49,974
Sysco Corp.	19,800	1,554,300
Tesco PLC (United Kingdom)	26,808	91,206
Walgreens Boots Alliance, Inc.	27,700	1,303,285
Walmart, Inc.	55,400	7,721,652
		19,966,914
Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	200	5,903
Archer-Daniels-Midland Co.	21,626	1,297,776
Campbell Soup Co.(a)	7,900	330,299
Conagra Brands, Inc.	18,500	626,595
General Mills, Inc.	23,600	1,411,752
Hershey Co. (The)	5,700	964,725
Hormel Foods Corp.(a)	9,900	405,900
J.M. Smucker Co. (The)(a)	4,200	504,126
Kellogg Co.(a)	10,100	645,592
Kraft Heinz Co. (The)	25,017	921,126
Lamb Weston Holdings, Inc.	5,400	331,398
McCormick & Co., Inc.	9,540	773,026
Mondelez International, Inc. (Class A Stock)	54,353	3,162,257
Nestle SA (Switzerland)	4,179	503,961

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
NH Foods Ltd. (Japan)	200	$7,540
Orkla ASA (Norway)	22,383	205,614
Tate & Lyle PLC (United Kingdom)	7,241	67,580
Tyson Foods, Inc. (Class A Stock)	11,400	899,916
Wilmar International Ltd. (China)	67,600	208,574
		13,273,660
Gas Utilities — 0.0%
Atmos Energy Corp.	5,300	467,460
Enagas SA (Spain)	544	12,086
Osaka Gas Co. Ltd. (Japan)	800	14,664
Snam SpA (Italy)	10,531	58,384
		552,594
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	68,800	8,127,344
ABIOMED, Inc.*	1,860	605,467
Align Technology, Inc.*	2,900	1,929,747
Baxter International, Inc.	19,500	1,568,385
Becton, Dickinson & Co.	11,110	2,731,060
Boston Scientific Corp.*	54,367	2,358,984
Cooper Cos., Inc. (The)	2,040	843,153
Danaher Corp.	24,800	7,550,112
DENTSPLY SIRONA, Inc.	8,600	499,230
Dexcom, Inc.*	3,800	2,078,068
Edwards Lifesciences Corp.*	24,100	2,728,361
Hologic, Inc.*	9,900	730,719
Hoya Corp. (Japan)	800	124,890
IDEXX Laboratories, Inc.*	3,300	2,052,270
Intuitive Surgical, Inc.*	4,620	4,592,973
Medtronic PLC	52,090	6,529,482
ResMed, Inc.	5,700	1,502,235
Sonova Holding AG (Switzerland)	510	193,276
STERIS PLC	3,850	786,478
Stryker Corp.	13,100	3,454,732
Teleflex, Inc.	1,800	677,790
West Pharmaceutical Services, Inc.	2,900	1,231,166
Zimmer Biomet Holdings, Inc.	8,100	1,185,516
		54,081,438
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	5,700	680,865
Amplifon SpA (Italy)	266	12,665
Anthem, Inc.	9,600	3,578,880
Cardinal Health, Inc.	11,150	551,479
Centene Corp.*	22,550	1,405,091
Cigna Corp.	13,200	2,642,112
CVS Health Corp.	50,983	4,326,417
DaVita, Inc.*	2,700	313,902
Fresenius Medical Care AG & Co. KGaA (Germany)	425	29,876
Fresenius SE & Co. KGaA (Germany)	5,262	252,099
HCA Healthcare, Inc.	9,600	2,330,112
Henry Schein, Inc.*	5,300	403,648
Humana, Inc.	5,050	1,965,208
Laboratory Corp. of America Holdings*	3,800	1,069,472
McKesson Corp.	6,130	1,222,199
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	10,800	$203,788
Quest Diagnostics, Inc.	4,700	682,957
Sonic Healthcare Ltd. (Australia)	8,342	242,769
UnitedHealth Group, Inc.	36,560	14,285,454
Universal Health Services, Inc. (Class B Stock)	3,000	415,110
		36,614,103
Health Care Technology — 0.0%
Cerner Corp.	11,600	818,032
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.*	1,600	3,798,192
Caesars Entertainment, Inc.*	8,200	920,696
Carnival Corp.*(a)	29,000	725,290
Chipotle Mexican Grill, Inc.*	1,090	1,981,097
Darden Restaurants, Inc.	5,050	764,923
Domino’s Pizza Enterprises Ltd. (Australia)	126	14,516
Domino’s Pizza, Inc.	1,480	705,901
Evolution AB (Sweden), 144A	1,572	239,087
Expedia Group, Inc.*	5,850	958,815
Hilton Worldwide Holdings, Inc.*	10,800	1,426,788
Las Vegas Sands Corp.*	12,200	446,520
Marriott International, Inc. (Class A Stock)*	10,728	1,588,710
McDonald’s Corp.	29,200	7,040,412
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,600	170,034
MGM Resorts International	14,500	625,675
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	368,598
Penn National Gaming, Inc.*(a)	5,700	413,022
Royal Caribbean Cruises Ltd.*(a)	8,700	773,865
Starbucks Corp.	45,600	5,030,136
Wynn Resorts Ltd.*	4,300	364,425
Yum! Brands, Inc.	11,600	1,418,796
		29,775,498
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	2,156	19,013
D.R. Horton, Inc.	12,700	1,066,419
Electrolux AB (Sweden) (Class B Stock)	450	10,387
Garmin Ltd.	6,100	948,306
Husqvarna AB (Sweden) (Class B Stock)	866	10,356
Iida Group Holdings Co. Ltd. (Japan)	10,100	259,672
Leggett & Platt, Inc.	4,300	192,812
Lennar Corp. (Class A Stock)	10,500	983,640
Mohawk Industries, Inc.*	2,240	397,376
Newell Brands, Inc.	13,814	305,842
NVR, Inc.*	140	671,171
Panasonic Corp. (Japan)	4,400	54,585
Persimmon PLC (United Kingdom)	658	23,681
PulteGroup, Inc.	9,122	418,882
Sekisui House Ltd. (Japan)	1,300	27,312

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	500	$55,479
Whirlpool Corp.(a)	2,426	494,565
		5,939,498
Household Products — 0.7%
Church & Dwight Co., Inc.	9,500	784,415
Clorox Co. (The)	4,800	794,928
Colgate-Palmolive Co.	32,800	2,479,024
Henkel AG & Co. KGaA (Germany)	198	17,049
Kimberly-Clark Corp.	13,100	1,734,964
Procter & Gamble Co. (The)	94,125	13,158,675
		18,969,055
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	24,400	557,052
Industrial Conglomerates — 0.6%
3M Co.	22,500	3,946,950
DCC PLC (United Kingdom)	2,812	234,072
General Electric Co.	42,478	4,376,508
Honeywell International, Inc.	26,912	5,712,879
Roper Technologies, Inc.	4,080	1,820,211
Siemens AG (Germany)	173	28,281
		16,118,901
Insurance — 1.0%
Aflac, Inc.	23,400	1,219,842
AIA Group Ltd. (Hong Kong)	5,800	67,021
Allianz SE (Germany)	1,776	399,727
Allstate Corp. (The)(a)	11,600	1,476,796
American International Group, Inc.	33,239	1,824,489
Aon PLC (Class A Stock)	8,800	2,514,776
Arthur J. Gallagher & Co.	8,000	1,189,200
Assurant, Inc.	2,500	394,375
AXA SA (France)	3,128	86,837
Brown & Brown, Inc.	7,500	415,875
Chubb Ltd.	17,086	2,964,079
Cincinnati Financial Corp.	5,837	666,702
Dai-ichi Life Holdings, Inc. (Japan)	14,100	310,662
Everest Re Group Ltd.	1,540	386,201
Gjensidige Forsikring ASA (Norway)	421	9,329
Globe Life, Inc.	3,825	340,540
Hartford Financial Services Group, Inc. (The)	13,000	913,250
Japan Post Holdings Co. Ltd. (Japan)	24,600	207,523
Japan Post Insurance Co. Ltd. (Japan)	500	9,089
Legal & General Group PLC (United Kingdom)	12,177	45,881
Lincoln National Corp.	6,418	441,237
Loews Corp.	7,675	413,913
Marsh & McLennan Cos., Inc.	19,700	2,983,171
Medibank Private Ltd. (Australia)	5,662	14,526
MetLife, Inc.	27,850	1,719,180
NN Group NV (Netherlands)	5,746	300,161
Poste Italiane SpA (Italy), 144A	19,839	272,669
Principal Financial Group, Inc.	9,700	624,680
Progressive Corp. (The)	22,700	2,051,853
Suncorp Group Ltd. (Australia)	2,262	20,321
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	9,735	$1,479,817
W.R. Berkley Corp.	5,700	417,126
Willis Towers Watson PLC	5,040	1,171,598
		27,352,446
Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	11,760	31,440,595
Alphabet, Inc. (Class C Stock)*	10,933	29,139,834
Auto Trader Group PLC (United Kingdom), 144A	1,230	9,697
Facebook, Inc. (Class A Stock)*	92,530	31,403,757
Match Group, Inc.*(a)	10,200	1,601,298
Twitter, Inc.*	30,900	1,866,051
		95,461,232
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*	16,870	55,418,625
eBay, Inc.	25,100	1,748,717
Etsy, Inc.*	4,900	1,019,004
ZOZO, Inc. (Japan)	5,800	217,034
		58,403,380
IT Services — 2.5%
Accenture PLC (Class A Stock)	24,600	7,870,032
Adyen NV (Netherlands), 144A*	43	120,023
Akamai Technologies, Inc.*	6,300	658,917
Automatic Data Processing, Inc.	16,500	3,298,680
Broadridge Financial Solutions, Inc.	4,500	749,880
Capgemini SE (France)	319	66,285
Cognizant Technology Solutions Corp. (Class A Stock)	20,400	1,513,884
DXC Technology Co.*	9,028	303,431
Fidelity National Information Services, Inc.	24,000	2,920,320
Fiserv, Inc.*	23,100	2,506,350
FleetCor Technologies, Inc.*	3,200	836,064
Fujitsu Ltd. (Japan)	1,700	308,345
Gartner, Inc.*	3,400	1,033,192
Global Payments, Inc.	11,477	1,808,546
International Business Machines Corp.	35,000	4,862,550
Jack Henry & Associates, Inc.	3,100	508,586
Mastercard, Inc. (Class A Stock)	33,950	11,803,736
Paychex, Inc.	12,400	1,394,380
PayPal Holdings, Inc.*	45,700	11,891,597
SCSK Corp. (Japan)	300	6,346
VeriSign, Inc.*	3,900	799,539
Visa, Inc. (Class A Stock)(a)	65,500	14,590,125
Western Union Co. (The)	15,510	313,612
		70,164,420
Leisure Products — 0.0%
Hasbro, Inc.	5,100	455,022
Shimano, Inc. (Japan)	700	205,751
Yamaha Corp. (Japan)	300	18,833
		679,606

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	11,814	$1,861,059
Bio-Rad Laboratories, Inc. (Class A Stock)*	900	671,355
Bio-Techne Corp.	1,600	775,312
Charles River Laboratories International, Inc.*	1,960	808,833
Eurofins Scientific SE (Luxembourg)	2,237	286,952
Illumina, Inc.*	5,700	2,311,977
IQVIA Holdings, Inc.*	7,500	1,796,550
Mettler-Toledo International, Inc.*	900	1,239,624
PerkinElmer, Inc.	4,500	779,805
Thermo Fisher Scientific, Inc.	15,340	8,764,202
Waters Corp.*	2,400	857,520
		20,153,189
Machinery — 0.8%
Amada Co. Ltd. (Japan)	1,200	12,377
Atlas Copco AB (Sweden) (Class A Stock)	1,417	85,705
Atlas Copco AB (Sweden) (Class B Stock)	754	38,390
Caterpillar, Inc.	21,400	4,108,158
CNH Industrial NV (United Kingdom)	15,144	253,010
Cummins, Inc.	5,700	1,279,992
Deere & Co.	11,040	3,699,173
Dover Corp.	5,500	855,250
Epiroc AB (Sweden) (Class B Stock)	784	13,909
FANUC Corp. (Japan)	400	87,358
Fortive Corp.	13,850	977,395
GEA Group AG (Germany)	323	14,752
IDEX Corp.	2,910	602,225
Illinois Tool Works, Inc.	11,200	2,314,256
Ingersoll Rand, Inc.*	15,700	791,437
Makita Corp. (Japan)	400	22,238
MINEBEA MITSUMI, Inc. (Japan)	700	17,827
MISUMI Group, Inc. (Japan)	600	25,457
Nabtesco Corp. (Japan)	300	11,345
NGK Insulators Ltd. (Japan)	7,700	129,869
Otis Worldwide Corp.	16,601	1,365,930
PACCAR, Inc.	13,443	1,060,922
Parker-Hannifin Corp.	5,065	1,416,275
Pentair PLC	6,577	477,688
Schindler Holding AG (Switzerland)	71	18,315
SKF AB (Sweden) (Class B Stock)	750	17,721
SMC Corp. (Japan)	200	125,144
Snap-on, Inc.	2,100	438,795
Spirax-Sarco Engineering PLC (United Kingdom)	153	30,772
Stanley Black & Decker, Inc.	6,297	1,103,927
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	58,996
Volvo AB (Sweden) (Class A Stock)	442	9,998
Volvo AB (Sweden) (Class B Stock)	1,881	42,164
Westinghouse Air Brake Technologies Corp.	7,351	633,730
Xylem, Inc.	7,000	865,760
		23,006,260
	Shares	Value
Common Stocks (continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	$15,431
AP Moller - Maersk A/S (Denmark) (Class B Stock)	90	243,036
Kuehne + Nagel International AG (Switzerland)	102	34,916
Nippon Yusen KK (Japan)	400	30,055
SITC International Holdings Co. Ltd. (China)	32,000	114,631
		438,069
Media — 0.6%
Charter Communications, Inc. (Class A Stock)*	4,960	3,608,698
Comcast Corp. (Class A Stock)	177,480	9,926,456
CyberAgent, Inc. (Japan)	900	17,334
Dentsu Group, Inc. (Japan)	500	19,151
Discovery, Inc. (Class A Stock)*(a)	6,400	162,432
Discovery, Inc. (Class C Stock)*	9,800	237,846
DISH Network Corp. (Class A Stock)*	9,017	391,879
Fox Corp. (Class A Stock)	12,100	485,331
Fox Corp. (Class B Stock)	5,733	212,809
Interpublic Group of Cos., Inc. (The)(a)	14,531	532,852
News Corp. (Class A Stock)	13,875	326,479
News Corp. (Class B Stock)	2,500	58,075
Omnicom Group, Inc.	8,300	601,418
Publicis Groupe SA (France)	1,060	71,271
ViacomCBS, Inc. (Class B Stock)	23,030	909,915
WPP PLC (United Kingdom)	18,535	248,342
		17,810,288
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,595	91,662
ArcelorMittal SA (Luxembourg)	8,083	245,090
BHP Group Ltd. (Australia)	6,240	169,121
BHP Group PLC (Australia)	1,816	45,861
BlueScope Steel Ltd. (Australia)	14,921	220,052
Boliden AB (Sweden)	2,169	69,559
Evraz PLC (Russia)	1,057	8,398
Fortescue Metals Group Ltd. (Australia)	11,998	129,160
Freeport-McMoRan, Inc.	56,688	1,844,061
Newmont Corp.	31,000	1,683,300
Nucor Corp.	11,600	1,142,484
Rio Tinto Ltd. (Australia)	705	50,803
Rio Tinto PLC (Australia)	5,004	329,500
voestalpine AG (Austria)	240	9,007
		6,038,058
Multiline Retail — 0.3%
Dollar General Corp.	9,200	1,951,688
Dollar Tree, Inc.*	8,965	858,130
Next PLC (United Kingdom)	276	30,256
Target Corp.	19,160	4,383,233
		7,223,307
Multi-Utilities — 0.4%
Ameren Corp.	9,900	801,900

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	21,800	$536,280
CMS Energy Corp.	11,200	668,976
Consolidated Edison, Inc.	14,000	1,016,260
Dominion Energy, Inc.	31,215	2,279,319
DTE Energy Co.	7,500	837,825
E.ON SE (Germany)	4,661	57,099
Engie SA (France)	3,774	49,537
NiSource, Inc.	15,200	368,296
Public Service Enterprise Group, Inc.	19,500	1,187,550
Sempra Energy	12,619	1,596,304
WEC Energy Group, Inc.	12,213	1,077,187
		10,476,533
Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	13,914	298,177
BP PLC (United Kingdom)	56,040	253,674
Cabot Oil & Gas Corp.(a)	14,200	308,992
Chevron Corp.	74,822	7,590,692
ConocoPhillips	51,319	3,477,889
Devon Energy Corp.	22,900	813,179
Diamondback Energy, Inc.	6,800	643,756
EOG Resources, Inc.	22,600	1,814,102
Equinor ASA (Norway)	1,985	50,409
Exxon Mobil Corp.	163,899	9,640,539
Hess Corp.	10,600	827,966
Inpex Corp. (Japan)	2,200	17,206
Kinder Morgan, Inc.	75,398	1,261,409
Lundin Energy AB (Sweden)	5,595	208,367
Marathon Oil Corp.	28,782	393,450
Marathon Petroleum Corp.	24,619	1,521,700
Occidental Petroleum Corp.	34,304	1,014,712
OMV AG (Austria)	4,685	280,057
ONEOK, Inc.	17,200	997,428
Phillips 66	16,938	1,186,168
Pioneer Natural Resources Co.	8,950	1,490,265
Repsol SA (Spain)	2,945	38,418
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,420	185,467
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,672	124,222
TotalEnergies SE (France)	2,324	110,886
Valero Energy Corp.	15,800	1,115,006
Williams Cos., Inc. (The)	46,000	1,193,240
		36,857,376
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,000	2,699,370
L’Oreal SA (France)	602	248,402
Unilever PLC (United Kingdom)	9,293	502,679
		3,450,451
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	867	104,068
Bayer AG (Germany)	856	46,499
Bristol-Myers Squibb Co.	85,570	5,063,177
Catalent, Inc.*	6,800	904,876
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	$51,301
Eli Lilly & Co.	30,900	7,139,445
GlaxoSmithKline PLC (United Kingdom)	16,499	310,761
Hikma Pharmaceuticals PLC (Jordan)	367	12,057
Ipsen SA (France)	2,296	219,478
Johnson & Johnson	102,258	16,514,667
Merck & Co., Inc.	98,033	7,363,259
Merck KGaA (Germany)	852	184,908
Novartis AG (Switzerland)	4,592	376,072
Novo Nordisk A/S (Denmark) (Class B Stock)	3,644	351,635
Ono Pharmaceutical Co. Ltd. (Japan)	800	18,202
Organon & Co.	8,553	280,441
Otsuka Holdings Co. Ltd. (Japan)	2,500	107,001
Pfizer, Inc.	216,670	9,318,977
Roche Holding AG (Switzerland)	1,435	524,638
Sanofi (France)	4,420	424,867
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,100	126,832
Takeda Pharmaceutical Co. Ltd. (Japan)	3,300	109,328
Viatris, Inc.	46,386	628,530
Zoetis, Inc.	18,400	3,572,176
		53,753,195
Professional Services — 0.2%
Adecco Group AG (Switzerland)	318	15,975
Bureau Veritas SA (France)	616	19,029
Equifax, Inc.	4,700	1,191,074
Experian PLC (United Kingdom)	1,920	80,414
IHS Markit Ltd.	15,200	1,772,624
Jacobs Engineering Group, Inc.	5,100	675,903
Leidos Holdings, Inc.	5,800	557,554
Nielsen Holdings PLC	13,200	253,308
Randstad NV (Netherlands)	3,296	220,756
Recruit Holdings Co. Ltd. (Japan)	3,000	182,629
Robert Half International, Inc.	4,200	421,386
SGS SA (Switzerland)	5	14,572
Verisk Analytics, Inc.	6,300	1,261,701
Wolters Kluwer NV (Netherlands)	552	58,509
		6,725,434
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	13,000	1,265,680
CK Asset Holdings Ltd. (Hong Kong)	4,500	25,944
Daito Trust Construction Co. Ltd. (Japan)	100	11,610
Daiwa House Industry Co. Ltd. (Japan)	1,200	40,074
ESR Cayman Ltd. (China), 144A*	4,000	12,111
Hang Lung Properties Ltd. (Hong Kong)	4,000	9,113
Henderson Land Development Co. Ltd. (Hong Kong)	3,000	11,466
Hongkong Land Holdings Ltd. (Hong Kong)	2,400	11,487

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	$211,743
Swiss Prime Site AG (Switzerland)	156	15,277
		1,614,505
Road & Rail — 0.5%
CSX Corp.	86,200	2,563,588
J.B. Hunt Transport Services, Inc.	3,200	535,104
Kansas City Southern	3,600	974,304
Norfolk Southern Corp.	9,700	2,320,725
Old Dominion Freight Line, Inc.	3,765	1,076,715
Union Pacific Corp.	25,360	4,970,813
		12,441,249
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.*	47,000	4,836,300
Advantest Corp. (Japan)	400	35,849
Analog Devices, Inc.	21,047	3,524,952
Applied Materials, Inc.	35,500	4,569,915
ASM International NV (Netherlands)	96	37,512
ASML Holding NV (Netherlands)	926	691,424
Broadcom, Inc.	15,960	7,739,483
Enphase Energy, Inc.*	5,400	809,838
Intel Corp.	157,300	8,380,944
KLA Corp.	5,950	1,990,334
Lam Research Corp.	5,570	3,170,165
Microchip Technology, Inc.	10,600	1,626,994
Micron Technology, Inc.	43,400	3,080,532
Monolithic Power Systems, Inc.	1,800	872,424
NVIDIA Corp.	96,660	20,024,086
NXP Semiconductors NV (China)	10,300	2,017,461
Qorvo, Inc.*	4,407	736,806
QUALCOMM, Inc.	43,700	5,636,426
Rohm Co. Ltd. (Japan)	100	9,513
Skyworks Solutions, Inc.	6,400	1,054,592
STMicroelectronics NV (Switzerland)	1,402	61,272
Teradyne, Inc.	6,300	687,771
Texas Instruments, Inc.	35,800	6,881,118
Tokyo Electron Ltd. (Japan)	800	355,695
Xilinx, Inc.	9,500	1,434,405
		80,265,811
Software — 4.8%
Adobe, Inc.*	18,500	10,650,820
ANSYS, Inc.*	3,400	1,157,530
Autodesk, Inc.*	8,600	2,452,462
Cadence Design Systems, Inc.*	10,800	1,635,552
Ceridian HCM Holding, Inc.*	4,400	495,528
Citrix Systems, Inc.	5,000	536,850
Dassault Systemes SE (France)	5,178	271,960
Fortinet, Inc.*	5,300	1,547,812
Intuit, Inc.	10,680	5,761,967
Microsoft Corp.	291,520	82,185,318
Nemetschek SE (Germany)	119	12,464
NortonLifeLock, Inc.	22,178	561,103
Oracle Corp.	63,850	5,563,251
Paycom Software, Inc.*	2,020	1,001,415
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
PTC, Inc.*	4,300	$515,097
salesforce.com, Inc.*	37,750	10,238,555
SAP SE (Germany)	2,909	393,726
ServiceNow, Inc.*	7,770	4,835,038
Synopsys, Inc.*	6,000	1,796,460
Tyler Technologies, Inc.*	1,750	802,638
		132,415,546
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	2,500	522,225
AutoZone, Inc.*	840	1,426,312
Bath & Body Works, Inc.	9,906	624,375
Best Buy Co., Inc.	8,625	911,749
CarMax, Inc.*	6,300	806,148
Chow Tai Fook Jewellery Group Ltd. (China)	7,000	13,411
Gap, Inc. (The)	7,000	158,900
Home Depot, Inc. (The)	41,250	13,540,725
Industria de Diseno Textil SA (Spain)	2,261	83,037
JD Sports Fashion PLC (United Kingdom)	6,340	88,939
Kingfisher PLC (United Kingdom)	49,004	221,804
Lowe’s Cos., Inc.	27,400	5,558,364
O’Reilly Automotive, Inc.*	2,670	1,631,530
Ross Stores, Inc.	13,800	1,502,130
Shimamura Co. Ltd. (Japan)	2,200	206,750
TJX Cos., Inc. (The)	46,700	3,081,266
Tractor Supply Co.	4,500	911,745
Ulta Beauty, Inc.*	2,200	794,024
USS Co. Ltd. (Japan)	500	8,530
		32,091,964
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	609,040	86,179,160
Brother Industries Ltd. (Japan)	500	11,020
Canon, Inc. (Japan)	11,100	271,607
Hewlett Packard Enterprise Co.	46,948	669,009
HP, Inc.	46,448	1,270,817
NetApp, Inc.	9,000	807,840
Seagate Technology Holdings PLC(a)	8,200	676,664
Seiko Epson Corp. (Japan)	10,000	201,450
Western Digital Corp.*	11,903	671,806
		90,759,373
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC (United Kingdom)	874	21,362
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,085	112,622
EssilorLuxottica SA (France)	588	112,519
Hanesbrands, Inc.	12,500	214,500
Hermes International (France)	123	169,861
Kering SA (France)	155	110,374
LVMH Moet Hennessy Louis Vuitton SE (France)	579	413,660
NIKE, Inc. (Class B Stock)	49,800	7,232,454
Pandora A/S (Denmark)	196	23,715
Puma SE (Germany)	220	24,468

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.*	2,800	$287,812
Ralph Lauren Corp.	2,100	233,184
Swatch Group AG (The) (Switzerland)	60	15,725
Swatch Group AG (The) (registered shares) (Switzerland)	77	3,981
Tapestry, Inc.	10,500	388,710
Under Armour, Inc. (Class A Stock)*	7,300	147,314
Under Armour, Inc. (Class C Stock)*	7,374	129,192
VF Corp.	12,400	830,676
		10,472,129
Tobacco — 0.4%
Altria Group, Inc.	71,600	3,259,232
British American Tobacco PLC (United Kingdom)	10,470	367,211
Imperial Brands PLC (United Kingdom)	1,916	40,244
Japan Tobacco, Inc. (Japan)	13,100	257,028
Philip Morris International, Inc.	60,300	5,715,837
Swedish Match AB (Sweden)	26,980	236,285
		9,875,837
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	860	65,189
Brenntag SE (Germany)	2,704	251,742
Fastenal Co.	22,200	1,145,742
Ferguson PLC	460	64,038
ITOCHU Corp. (Japan)	2,500	72,889
Marubeni Corp. (Japan)	22,000	180,850
Mitsubishi Corp. (Japan)	2,600	81,708
Mitsui & Co. Ltd. (Japan)	13,000	283,414
Sumitomo Corp. (Japan)	1,400	19,705
Toyota Tsusho Corp. (Japan)	2,100	88,710
United Rentals, Inc.*	2,800	982,604
W.W. Grainger, Inc.	1,840	723,230
		3,959,821
Water Utilities — 0.0%
American Water Works Co., Inc.	7,100	1,200,184
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	6,600	217,781
SoftBank Corp. (Japan)	6,000	81,415
SoftBank Group Corp. (Japan)	2,400	138,400
T-Mobile US, Inc.*	22,700	2,900,152
Vodafone Group PLC (United Kingdom)	64,289	98,255
		3,436,003

Total Common Stocks (cost $343,164,764)		1,450,552,206
Exchange-Traded Funds — 0.2%
iShares Core S&P 500 ETF	15,300	6,591,546
iShares MSCI EAFE ETF(a)	1,759	137,220

Total Exchange-Traded Funds (cost $3,987,371)		6,728,766
	Shares	Value

Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	$5,712
Volkswagen AG (Germany) (PRFC)	398	88,589
		94,301
Banks — 0.0%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	555,000
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	30,000	876,900
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	599	55,436

Total Preferred Stocks (cost $1,368,133)		1,581,637

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.0%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	600	607,641
Series 2019-01, Class C
3.360%	02/18/25	700	719,202
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,438,315
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,350,813
Series 2020-02, Class C
1.480%	02/18/26	400	405,437
Series 2020-03, Class C
1.060%	08/18/26	700	704,660
Series 2021-02, Class C
1.010%	01/19/27	900	896,820
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,100	1,178,778
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	2,131,819
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,808,341
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,351,273
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,394,750
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	798,085
Series 2021-04, Class C
1.380%	07/15/27	600	596,175

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Carvana Auto Receivables Trust,
Series 2021-P03, Class B
1.420%	08/10/27		100	$99,510
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	703	558,916
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	2,890,981
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,513,332
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,585,092
Series 2020-02, Class A, 144A
1.060%	04/15/33		3,100	3,088,375
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	309,063
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	198,190
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,300	1,301,367
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		1,500	1,504,773
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		531	532,646
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	4,394,591
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		600	606,173
Series 2020-03, Class C
1.120%	01/15/26		1,800	1,811,196
Series 2020-04, Class C
1.010%	01/15/26		1,100	1,107,108
Series 2021-01, Class C
0.750%	02/17/26		2,100	2,108,593
Series 2021-02, Class C
0.900%	06/15/26		1,500	1,505,265
Series 2021-02, Class D
1.350%	07/15/27		2,000	2,007,503
Series 2021-03, Class C
0.950%	09/15/27		2,000	2,003,618
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	398,653
				50,907,054
Collateralized Loan Obligations — 4.0%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		500	500,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	07/20/34		2,500	$2,501,820
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.996%(c)	07/15/29		1,000	999,856
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	2,021,798
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.954%(c)	01/17/28		431	431,270
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.112%(c)	07/15/30		2,750	2,749,331
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	5,000	5,779,207
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.212%(c)	01/20/32		6,750	6,750,715
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		4,000	4,002,092
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/17/31		7,000	7,000,328
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	05/22/32	EUR	1,750	2,020,706
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	4,395,237
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		1,000	999,849
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.458%(c)	07/22/32		2,500	2,500,383
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		248	248,235
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28		6,198	6,197,012

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.604%(c)	04/20/32		4,750	$4,768,491
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.309%(c)	10/20/31		4,237	4,234,903
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29		3,440	3,440,050
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	04/21/31		3,459	3,458,643
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31		2,500	2,499,546
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.184%(c)	07/20/30		2,500	2,498,881
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31		2,956	2,954,707
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30		742	742,581
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.234%(c)	07/20/30		5,000	5,001,174
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.272%(c)	06/20/34		3,750	3,753,221
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		4,750	4,749,952
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.434%(c)	07/17/26		76	76,370
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.334%(c)	07/20/31		1,750	1,750,121
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	3,000	3,456,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.594%(c)	07/20/32	7,500	$7,518,739
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31	1,750	1,750,841
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.006%(c)	07/15/27	362	362,320
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31	2,000	2,000,558
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/20/31	3,750	3,751,320
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.488%(c)	07/22/32	2,000	2,001,126
			109,867,428
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	800	817,143
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	800	826,876
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,400	1,418,412
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	1,900	1,913,822
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	700	701,870
			5,678,123
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,179,881
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	528,802
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,682,671
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,669,349
			6,060,703

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.736%(c)	03/25/33		33	$34,327
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		2,240	2,217,114
Residential Mortgage-Backed Securities — 0.2%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	03/25/34		211	210,387
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%
2.233%(c)	04/25/38		1,074	1,088,558
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		116	116,594
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		781	782,311
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.881%(c)	06/25/34		130	129,139
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		607	616,478
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	1,586	1,588,779
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.686%(c)	02/25/57		929	928,779
Series 2020-04, Class A1, 144A
1.750%	10/25/60		782	791,469
				6,252,494
Student Loans — 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		733	746,236
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		546	566,043
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		164	169,259
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		304	308,075
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		548	556,599
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		411	418,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	965	$976,098
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	500	509,560
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	996	1,020,100
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	931	944,334
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.647%(c)	05/25/70	1,900	1,902,934
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	871	899,247
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	987	1,015,230
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,493	1,520,375
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,170	1,199,974
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	1,744,744
			14,497,277

Total Asset-Backed Securities (cost $194,553,059)			195,514,520
Commercial Mortgage-Backed Securities — 5.8%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,240,526
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,453,023
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,326,257
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,370,252
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,973,747
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	2,022,133
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,656,695
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	835	870,081
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,835,276
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,354,777

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	49	$48,032
Series 2014-CR18, Class A4
3.550%	07/15/47	1,770	1,855,978
Series 2014-LC17, Class A4
3.648%	10/10/47	4,216	4,435,089
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,483	2,657,256
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,990,667
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	17,060	91,044
Series K021, Class X1, IO
1.508%(cc)	06/25/22	4,819	19,528
Series K055, Class X1, IO
1.491%(cc)	03/25/26	4,473	235,418
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,882,745
Series K080, Class AM
3.986%(cc)	07/25/28	3,960	4,563,104
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,649,060
Series W5FX, Class AFX
3.336%(cc)	04/25/28	860	949,454
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	11/21/35	1,075	1,075,693
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,907	3,054,166
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,929,736
Series 2016-GS03, Class A3
2.592%	10/10/49	4,185	4,364,411
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,233,932
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	4,022,522
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	627	661,634
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,978	4,149,626
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,778,920
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,581,500
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	509,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.435%(c)	04/15/38	2,150	$2,152,584
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	935	946,019
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,362,636
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	2,104,405
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,588,493
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,336,578
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,691,103
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,664,335
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,318,880
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,979,939
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,221,066
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,409,303
Series 2013-C05, Class A3
2.920%	03/10/46	577	586,559
Series 2013-C06, Class A3
2.971%	04/10/46	1,405	1,438,476
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,722,322
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,565,830
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,971,696
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,899,550

Total Commercial Mortgage-Backed Securities (cost $153,404,443)			160,801,283
Corporate Bonds — 10.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,622,779
3.750%	02/01/50(a)	1,470	1,490,358
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25(a)	551	580,814

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	$812,330
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	1,035,952
			5,542,233
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,365	1,470,579
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	875,423
			2,346,002
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,849	1,869,200
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	253	266,901
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,765	1,790,740
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	606,582
4.625%	04/15/29	115	118,884
			4,652,307
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	550	555,444
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	665	741,145
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	198,647
3.350%	11/01/22	2,845	2,894,816
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	995,455
6.600%	04/01/36	585	786,155
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,816,689
			7,432,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	400	$405,082
Sr. Unsec’d. Notes
1.849%	03/25/26	800	810,021
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,214,567
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	310	316,912
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,737,268
2.496%(ff)	02/13/31	5,165	5,226,750
3.194%(ff)	07/23/30	1,050	1,118,912
3.824%(ff)	01/20/28	615	679,111
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,848,945
4.200%	08/26/24(a)	745	814,852
4.450%	03/03/26	4,790	5,364,959
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	1,102,006
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	656,364
3.932%(ff)	05/07/25	320	343,333
4.375%	01/12/26	323	360,262
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	820,008
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,650	1,693,614
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,717,629
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	2,124,071
3.200%	10/21/26	670	722,469
3.700%	01/12/26	1,610	1,768,073
3.887%(ff)	01/10/28	560	618,995
Sub. Notes
4.450%	09/29/27	1,485	1,688,899
4.750%	05/18/46	440	554,119
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	1,121,332
3.091%(ff)	05/14/32	560	574,046
4.282%	01/09/28	980	1,088,226
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	467,430
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,372,193
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	663,035

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	560	$621,626
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,338,109
3.750%	02/25/26	1,165	1,277,241
3.814%(ff)	04/23/29	440	486,567
3.850%	01/26/27	2,625	2,883,993
Sub. Notes
6.750%	10/01/37	225	322,095
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	428,511
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	563,851
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,273,600
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	979	982,126
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	231,070
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,609,629
3.782%(ff)	02/01/28	270	297,719
3.964%(ff)	11/15/48	2,240	2,605,365
4.005%(ff)	04/23/29	1,360	1,521,399
Sub. Notes
3.875%	09/10/24	3,525	3,833,791
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(a)(oo)	640	644,455
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	1,290	1,348,751
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	505	496,412
3.772%(ff)	01/24/29	1,295	1,433,682
3.875%	01/27/26	550	607,913
4.431%(ff)	01/23/30	455	524,980
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,131,581
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,439,309
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30(a)	1,570	1,853,706
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	3,166,826
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,342,422
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,228,902
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	$2,952,429
			81,441,543
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,474,797
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	2,785	2,910,923
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	767,513
			5,153,233
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,840	2,747,074
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	395	364,619
			3,111,693
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	650	645,511
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	312,583
			958,094
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	740	939,626
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	5,896
5.250%	11/15/41	350	452,787
9.400%	05/15/39	15	26,998
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	796,704
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	919,144
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	631,099

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.500%	09/27/28	405	$447,712
			4,219,966
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	1,028,552
7.000%	10/15/37	390	578,692
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	252,929
4.875%	01/15/28	735	777,520
5.250%	01/15/30	265	289,648
			2,927,341
Diversified Financial Services — 0.2%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	449,026
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	476,393
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	934,414
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,483,191
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,230,938
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	274,640
			4,848,602
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	372,961
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	440	429,301
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	756,122
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	455,647
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,350,764
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	423,076
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	$2,285,232
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	191,329
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	743,655
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,122,717
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	1,479,341
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	411,425
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	514,296
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	192,239
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,346,396
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	644,666
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,670,471
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,159,615
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	200	197,754
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	228,982
2.450%	12/02/27	970	981,234
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	541,672
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	772,671
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28(a)	850	952,937
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	706,124
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,167,706

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	$1,201,483
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	374,414
First Ref. Mortgage, Series C
3.600%	02/01/45	690	695,807
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $495,000; purchased 06/06/19)(f)
5.000%	07/31/27	495	511,282
Sr. Sec’d. Notes, 144A (original cost $1,501,285; purchased 11/06/19)(f)
3.550%	07/15/24	1,475	1,548,674
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	589,447
			27,019,440
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	1,000	1,110,618
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47(a)	1,350	1,377,685
			2,488,303
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,030	1,254,224
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	510,377
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,272,624
			3,037,225
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	223,704
Gas — 0.2%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	835	788,627
3.490%	05/15/27(a)	2,355	2,580,177
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,271,809
			5,640,613
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		320	$433,186
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,311,932
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	300	403,474
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		475	475,000
				2,623,592
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	690,082
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		885	966,543
4.625%	05/15/42		330	404,462
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		575	691,013
Sr. Sec’d. Notes
5.125%	06/15/39		665	821,442
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	817,554
				4,391,096
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	461,881
6.625%	07/15/27		425	449,563
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	647,388
				1,558,832
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		2,010	2,215,334
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,256,494
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	988,020
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	199,677

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	650	$975,464
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	130,748
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,730,216
6.850%	12/16/39	122	182,280
			5,462,899
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	818,952
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,060,000
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	500	515,960
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	496,961
4.800%	03/01/50	870	979,992
6.384%	10/23/35	1,695	2,226,291
6.484%	10/23/45	1,000	1,357,336
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,527,548
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31(a)	3,695	3,739,735
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,000	988,167
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	860,795
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	331,499
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	1,681,958
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	706,699
			15,412,941
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	$834,408
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,766,747
			3,601,155
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	385	395,435
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	226	230,425
			625,860
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	500	551,789
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	950	973,106
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	1,046,131
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	595	794,065
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	150	194,565
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	430	445,228
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	282,113
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	262,937
6.510%	03/07/22	440	450,573
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,555	1,731,812
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	400	441,574
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	530	537,455
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36	1,040	1,309,160

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37(a)		240	$328,970
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		280	296,012
5.600%	01/03/31		840	911,113
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	114,712
6.350%	02/12/48		458	385,401
6.490%	01/23/27		346	365,764
6.500%	03/13/27		130	137,217
Gtd. Notes, MTN
6.750%	09/21/47		561	489,609
6.875%	08/04/26		770	837,509
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,544	1,532,878
2.250%	07/12/31		545	539,142
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		990	1,065,369
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)		580	638,076
				16,110,491
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26		3,570	3,571,322
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		950	1,028,417
4.250%	11/21/49		1,480	1,752,293
4.500%	05/14/35		1,595	1,906,582
4.550%	03/15/35		1,770	2,116,896
4.700%	05/14/45		855	1,055,403
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,150	1,270,380
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		102	110,275
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		280	334,471
5.000%	08/15/45		566	760,656
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,870	2,161,158
Sr. Unsec’d. Notes
3.200%	03/15/40		1,555	1,593,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	991	$1,276,473
5.300%	12/05/43	185	243,025
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	732,138
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	925	943,693
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	520	557,753
			17,843,553
Pipelines — 0.7%
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	45	53,639
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	913,102
5.000%	05/15/50	990	1,143,104
6.125%	12/15/45	120	152,723
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	610	629,633
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,055	1,144,087
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,575	1,510,720
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,236,369
4.700%	04/15/48	750	864,322
4.875%	06/01/25	2,275	2,539,219
5.200%	03/01/47	25	30,347
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	174,998
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	3,495	3,642,352
4.500%	03/15/50	245	273,539
4.950%	07/13/47	640	750,508
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	82,442
4.125%	08/15/31	80	83,604
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	1,334,510
5.300%	03/01/48	80	92,206

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	$281,120
4.900%	01/15/45	1,100	1,320,419
			18,252,963
Real Estate Investment Trusts (REITs) — 0.2%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	825,044
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	2,420	2,490,226
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	750	765,846
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	2,441,088
			6,522,204
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	650	655,148
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	2,022,544
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,711,639
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	200,481
3.875%	10/01/31	200	200,019
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,045,776
			7,835,607
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	3,639,400
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31(a)	2,175	2,157,206
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	360	349,782
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,337,382
			3,844,370
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)	1,371	$1,349,014
3.100%	02/01/43	1,070	1,029,765
3.500%	09/15/53	2,817	2,789,283
3.650%	09/15/59	4	3,959
4.300%	02/15/30(a)	490	562,512
4.500%	05/15/35	225	263,230
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	535,690
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,300	1,329,475
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	263,180
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.875%	04/15/30	5,500	6,076,392
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,515	1,536,976
2.650%	11/20/40	1,095	1,032,767
4.016%	12/03/29	1,365	1,547,932
4.500%	08/10/33	865	1,029,977
			19,350,152
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	950,203
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	963,719
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	138,262
			2,052,184

Total Corporate Bonds (cost $279,568,408)			298,943,346
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	204,365
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	2,098,453
Taxable, Revenue Bonds
2.574%	04/01/31	415	436,235
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,976,788

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	$540,617
7.625%	03/01/40	205	342,623
			5,394,716
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	894,875
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,453,361
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,419,512
			3,872,873
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,634,670
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,400,630
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	557,548
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	322,641
			880,189
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	584,970
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	712,853
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	457,922

Total Municipal Bonds (cost $11,785,237)			16,038,063
Residential Mortgage-Backed Securities — 2.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	10,368
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.497%(cc)	02/25/35	60	$62,225
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	87	87,049
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	142	141,754
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.250%(c)	06/25/31	2,014	2,018,432
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.050%(c)	09/25/31	1,500	1,505,446
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.050%(c)	09/25/31	1,100	1,100,910
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	2,361	2,362,753
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.368%(cc)	02/25/37	106	107,236
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	691	726,785
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	550	570,311
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	03/25/30	306	306,377
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.650%(c)	11/25/50	2,095	2,124,622
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	479	483,663
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	155	162,764
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	10/25/33	2,005	2,045,723
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.700%(c)	01/25/34	906	906,111
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	210	211,716

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.900%(c)	09/25/41	4,870	$4,873,400
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	2	2,362
Government National Mortgage Assoc.,
Series 2019-69, Class KB
3.000%	06/20/49	2,400	2,592,048
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	116	115,866
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	01/25/34	950	950,000
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.306%(cc)	07/25/35	44	44,444
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	279	279,489
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	10/25/53	1,260	1,263,131
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	02/25/55	1,600	1,603,663
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,586	2,574,425
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.085%(c)	08/10/23	1,090	1,090,558
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.585%(c)	03/10/22	2,600	2,600,843
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.585%(c)	09/10/22	1,800	1,800,000
MRA Issuance Trust,
Series 2021-EBO01, Class A1X, 144A
1.385%	09/15/22^	7,800	7,800,000
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	06/25/54	1,500	1,499,510
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	06/25/54	270	269,263
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	06/25/54	230	229,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.386%(c)	06/25/54	90	$89,755
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	01/25/48	255	255,621
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28	103	103,277
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	29	28,740
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22	1,747	1,753,329
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24	2,792	2,850,159
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	02/25/55	2,340	2,330,577
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,049	1,101,443
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.983%(c)	04/11/22	2,600	2,597,548
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22	2,040	2,042,069
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.736%(c)	01/26/54	1,970	1,970,506
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.440%(cc)	02/25/34	80	80,760

Total Residential Mortgage-Backed Securities (cost $59,526,791)			59,726,405
Sovereign Bonds — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	2,420	2,625,340
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	465	461,713
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	220	230,191

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	$800,856
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	422,419
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		425	419,290
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,542,922
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	836,611
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,839,580
4.750%	01/08/26		350	397,653
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	211,990
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,032,246
2.625%	04/20/22		1,400	1,417,877
3.000%	03/12/24		200	211,242
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	370,172
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	841,614
5.103%	04/23/48		665	883,883
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	1,241,509
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	981,226
2.875%	03/04/23		1,285	1,323,562
4.000%	04/17/25		750	821,240
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,217,827
3.250%	06/01/23		600	627,463
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		405	507,861
5.100%	06/18/50(a)		395	503,237

Total Sovereign Bonds (cost $20,384,553)				21,769,524
U.S. Government Agency Obligations — 7.2%
Federal Home Loan Bank
5.500%	07/15/36		850	1,239,368
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,393	1,354,437
2.000%	01/01/32		514	530,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	06/01/40	921	$934,626
2.000%	10/01/40	1,484	1,496,788
2.000%	09/01/50	3,229	3,240,134
2.500%	03/01/30	302	317,665
2.500%	03/01/51	857	895,975
2.500%	04/01/51	7,312	7,548,641
2.500%	08/01/51	2,960	3,054,995
2.500%	09/01/51	4,993	5,173,813
3.000%	10/01/28	197	209,133
3.000%	06/01/29	435	461,829
3.000%	01/01/37	115	121,466
3.000%	06/01/42	176	187,477
3.000%	10/01/42	440	469,486
3.000%	01/01/43	411	438,502
3.000%	07/01/43	1,092	1,166,068
3.000%	11/01/49	1,692	1,768,871
3.000%	02/01/50	1,951	2,046,119
3.000%	05/01/50	420	439,696
3.500%	06/01/42	187	203,260
3.500%	01/01/47	336	359,269
3.500%	02/01/47	498	530,892
4.000%	06/01/26	210	223,311
4.000%	09/01/26	77	81,659
4.000%	03/01/38	232	252,288
4.000%	10/01/39	359	396,215
4.000%	09/01/40	449	494,571
4.000%	12/01/40	200	220,883
4.000%	10/01/41	195	213,817
4.000%	01/01/42	66	72,711
4.500%	02/01/39	53	59,130
4.500%	09/01/39	74	83,089
4.500%	10/01/39	659	736,317
4.500%	12/01/39	65	72,382
4.500%	07/01/41	81	87,366
4.500%	07/01/41	1,114	1,239,343
4.500%	08/01/41	115	124,604
4.500%	08/01/41	179	197,138
4.500%	08/01/41	198	219,667
4.500%	10/01/41	101	108,954
4.500%	12/01/47	152	165,513
4.500%	08/01/48	322	348,415
5.000%	05/01/34	14	15,935
5.000%	05/01/34	172	196,804
5.000%	10/01/35	4	4,812
5.000%	07/01/37	240	272,331
5.000%	05/01/39	35	39,847
5.500%	12/01/33	37	40,934
5.500%	01/01/34	31	35,772
5.500%	06/01/34	65	74,849
5.500%	07/01/34	122	140,312
5.500%	05/01/37	32	36,804
5.500%	02/01/38	246	286,962
5.500%	05/01/38	27	31,980
5.500%	07/01/38	66	77,518
6.000%	03/01/32	127	144,297
6.000%	12/01/33	46	51,434
6.000%	11/01/36	33	37,370

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/37	28	$33,128
6.000%	05/01/37	15	17,117
6.000%	02/01/38	2	2,845
6.000%	08/01/39	38	44,499
6.750%	03/15/31(k)	550	798,144
7.000%	05/01/31	6	5,973
7.000%	06/01/31	12	12,617
7.000%	08/01/31	97	109,789
7.000%	10/01/31	6	6,167
Federal National Mortgage Assoc.
1.500%	11/01/50	959	932,493
1.500%	12/01/50	3,849	3,741,784
2.000%	TBA	10,500	10,509,434
2.000%	08/01/31	491	507,995
2.000%	02/01/41	1,850	1,876,247
2.000%	05/01/41	9,980	10,137,764
2.000%	08/01/50	1,378	1,383,018
2.000%	10/01/50	7,682	7,708,345
2.000%	11/01/50	1,840	1,846,514
2.500%	05/01/41	8,128	8,419,738
2.500%	10/01/43	415	432,576
2.500%	12/01/46	836	867,394
2.500%	03/01/50	854	883,404
2.500%	08/01/50	2,976	3,071,100
2.500%	04/01/51	3,952	4,077,974
3.000%	TBA	5,000	5,225,314
3.000%	02/01/27	768	813,175
3.000%	08/01/30	561	593,710
3.000%	11/01/36	920	970,641
3.000%	12/01/42	743	785,100
3.000%	03/01/43	164	175,117
3.000%	11/01/46	556	588,081
3.000%	01/01/47	824	871,108
3.000%	02/01/47	857	907,959
3.000%	03/01/47	446	472,831
3.000%	06/01/49	22	22,975
3.000%	12/01/49	1,915	2,005,182
3.000%	02/01/50	3,936	4,119,698
3.000%	03/01/50	398	416,840
3.500%	07/01/31	542	581,952
3.500%	02/01/33	1,219	1,306,518
3.500%	06/01/39	324	351,593
3.500%	01/01/42	2,079	2,256,998
3.500%	05/01/42	977	1,057,275
3.500%	07/01/42	523	569,897
3.500%	08/01/42	192	209,429
3.500%	08/01/42	524	568,930
3.500%	09/01/42	263	285,870
3.500%	09/01/42	1,037	1,129,389
3.500%	11/01/42	143	155,566
3.500%	03/01/43	1,602	1,749,399
3.500%	04/01/43	318	345,596
3.500%	04/01/43	442	480,125
3.500%	01/01/46	821	889,797
3.500%	07/01/46	661	706,166
3.500%	11/01/46	768	821,762
3.500%	09/01/47	385	409,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/01/48	2,753	$2,921,006
3.500%	05/01/48	652	690,773
3.500%	07/01/48	407	431,526
4.000%	10/01/41	1,303	1,435,558
4.000%	09/01/44	925	1,014,095
4.000%	10/01/46	304	330,198
4.000%	02/01/47	181	195,315
4.000%	09/01/47	663	714,699
4.000%	11/01/47	420	462,195
4.000%	11/01/47	982	1,059,658
4.000%	03/01/49	4,390	4,705,348
4.500%	07/01/33	33	36,105
4.500%	08/01/33	28	31,377
4.500%	09/01/33	56	62,100
4.500%	10/01/33	4	4,461
4.500%	10/01/33	24	26,110
4.500%	10/01/33	74	82,250
4.500%	01/01/35	1	1,046
4.500%	07/01/39	511	572,800
4.500%	08/01/39	771	864,824
4.500%	03/01/41	248	278,301
4.500%	11/01/47	1,497	1,631,973
4.500%	01/01/49	263	284,670
5.000%	03/01/34	149	169,754
5.000%	06/01/35	54	61,218
5.000%	07/01/35	69	78,912
5.000%	09/01/35	53	60,069
5.000%	11/01/35	63	71,765
5.000%	02/01/36	66	75,739
5.000%	05/01/36	33	37,634
5.500%	09/01/33	116	133,521
5.500%	10/01/33	63	72,340
5.500%	12/01/33	33	38,573
5.500%	01/01/34	1	885
5.500%	12/01/34	116	134,290
5.500%	10/01/35	429	497,895
5.500%	03/01/36	47	52,679
5.500%	05/01/36	109	126,942
5.500%	04/01/37	61	70,727
6.000%	08/01/22	5	4,773
6.000%	04/01/33	15	16,958
6.000%	06/01/33	3	3,713
6.000%	10/01/33	189	215,779
6.000%	11/01/33	4	4,053
6.000%	11/01/33	13	14,567
6.000%	11/01/33	43	47,931
6.000%	01/01/34	193	223,882
6.000%	02/01/34	44	50,436
6.000%	03/01/34	25	28,299
6.000%	03/01/34	38	42,572
6.000%	07/01/34	137	160,870
6.000%	08/01/34	1	626
6.000%	10/01/34	3	3,308
6.000%	11/01/34	2	2,655
6.000%	11/01/34	7	8,321
6.000%	01/01/35	50	57,106
6.000%	01/01/35	139	157,060

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/35	39	$44,018
6.000%	02/01/35	163	191,651
6.000%	03/01/35	1	1,372
6.000%	04/01/35	1	651
6.000%	07/01/36	25	28,976
6.000%	02/01/37	48	56,662
6.000%	05/01/37	18	21,201
6.000%	06/01/37	—(r)	410
6.000%	08/01/37	10	11,255
6.000%	09/01/37	—(r)	232
6.000%	10/01/37	29	33,860
6.000%	05/01/38	42	49,785
6.000%	06/01/38	2	2,232
6.250%	05/15/29(k)	610	821,194
6.500%	07/01/32	31	35,311
6.500%	09/01/32	1	1,596
6.500%	09/01/32	38	43,649
6.500%	09/01/32	47	52,819
6.500%	09/01/32	53	60,206
6.500%	04/01/33	56	64,563
6.500%	11/01/33	20	22,452
6.500%	01/01/34	20	23,101
6.500%	09/01/34	54	61,638
6.500%	09/01/36	46	54,223
6.500%	10/01/36	11	13,320
6.500%	11/01/36	20	22,076
6.500%	01/01/37	37	41,704
6.500%	01/01/37	95	107,993
6.625%	11/15/30(k)	800	1,140,883
7.000%	02/01/32	13	14,638
7.000%	05/01/32	11	12,793
7.000%	06/01/32	10	11,315
7.000%	07/01/32	39	44,931
7.125%	01/15/30(k)	3,195	4,592,377
Government National Mortgage Assoc.
2.000%	03/20/51	954	968,623
2.500%	TBA(tt)	5,000	5,161,523
2.500%	03/20/43	170	177,770
2.500%	12/20/46	331	343,977
2.500%	05/20/51	494	510,099
2.500%	08/20/51	800	825,992
3.000%	TBA	2,000	2,086,016
3.000%	12/20/44	124	131,106
3.000%	03/15/45	400	422,348
3.000%	11/20/45	380	400,256
3.000%	03/20/46	814	857,622
3.000%	07/20/46	2,082	2,191,519
3.000%	08/20/46	551	580,354
3.000%	10/20/46	484	509,864
3.000%	11/20/46	291	306,225
3.000%	12/20/46	524	551,917
3.000%	01/20/47	150	157,384
3.000%	04/20/47	661	696,872
3.000%	12/20/49	249	260,156
3.500%	12/20/42	715	772,646
3.500%	05/20/43	217	234,677
3.500%	04/20/45	685	730,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/20/46	2,569	$2,726,573
3.500%	07/20/48	2,045	2,160,639
3.500%	11/20/48	670	706,540
3.500%	06/20/49	2,711	2,852,491
4.000%	06/15/40	39	42,478
4.000%	05/20/41	36	39,856
4.000%	12/20/42	387	424,069
4.000%	08/20/44	154	167,627
4.000%	11/20/45	308	335,771
4.000%	12/20/45	839	915,920
4.000%	09/20/47	2,533	2,713,031
4.000%	02/20/49	971	1,034,553
4.000%	01/20/50	396	422,601
4.500%	04/15/40	237	266,990
4.500%	01/20/41	274	307,088
4.500%	02/20/41	430	481,790
4.500%	03/20/41	216	240,764
4.500%	06/20/44	324	362,187
4.500%	09/20/46	264	295,351
4.500%	11/20/46	388	432,761
4.500%	03/20/47	217	234,998
4.500%	05/20/48	384	409,978
4.500%	08/20/48	670	717,626
5.000%	10/20/37	62	70,289
5.000%	04/20/45	366	418,022
5.500%	08/15/33	163	182,371
5.500%	08/15/33	168	187,767
5.500%	09/15/33	37	40,728
5.500%	12/15/33	11	12,474
5.500%	03/15/34	107	119,441
5.500%	12/15/34	215	249,715
5.500%	07/15/35	37	43,163
5.500%	04/15/36	43	48,047
6.000%	11/15/23	—(r)	9
6.000%	04/15/33	5	6,134
6.000%	12/15/33	70	78,567
6.000%	01/15/34	19	21,487
6.000%	01/15/34	23	26,743
6.000%	01/15/34	40	46,994
6.000%	06/20/34	74	86,416
6.000%	07/15/34	52	60,985
6.500%	10/15/23	—(r)	354
6.500%	12/15/23	1	1,256
6.500%	01/15/24	—(r)	58
6.500%	01/15/24	—(r)	248
6.500%	01/15/24	2	1,936
6.500%	01/15/24	4	4,706
6.500%	01/15/24	5	5,620
6.500%	01/15/24	10	11,128
6.500%	01/15/24	20	22,145
6.500%	02/15/24	1	746
6.500%	02/15/24	1	870
6.500%	02/15/24	2	1,994
6.500%	02/15/24	2	2,242
6.500%	02/15/24	3	3,012
6.500%	02/15/24	4	3,968
6.500%	03/15/24	—(r)	316

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	03/15/24	2	$1,794
6.500%	04/15/24	—(r)	217
6.500%	04/15/24	1	854
6.500%	04/15/24	1	975
6.500%	04/15/24	1	1,157
6.500%	04/15/24	4	4,257
6.500%	04/15/24	5	5,524
6.500%	05/15/24	2	1,895
6.500%	05/15/24	2	2,268
6.500%	05/15/24	7	7,255
6.500%	10/15/24	6	6,331
6.500%	11/15/28	3	3,696
6.500%	08/15/31	4	4,145
6.500%	12/15/31	8	8,472
6.500%	02/15/32	26	28,752
6.500%	06/15/32	12	13,540
6.500%	07/15/32	27	30,702
6.500%	08/15/32	3	3,768
6.500%	08/15/32	4	5,272
6.500%	08/15/32	7	7,578
6.500%	08/15/32	23	26,162
6.500%	08/15/32	126	146,335
6.500%	08/15/34	23	25,802
6.500%	06/15/35	24	27,857
6.500%	09/15/36	37	43,289
8.000%	01/15/24	4	3,574
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	197,090
7.125%	05/01/30	510	734,310

Total U.S. Government Agency Obligations (cost $194,126,708)			198,863,900
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bonds
2.250%	05/15/41	15,020	15,623,147
2.375%	05/15/51	320	341,600
2.500%	05/15/46	2,840	3,073,856
U.S. Treasury Notes
1.250%	08/15/31(a)	2,330	2,273,570
1.625%	05/15/31	205	207,434
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40(k)	830	557,008
2.000%(s)	08/15/39(k)	360	248,203
2.378%(s)	11/15/43	3,600	2,206,266

Total U.S. Treasury Obligations (cost $24,747,159)			24,531,084

Total Long-Term Investments (cost $1,286,616,626)			2,435,050,734

Shares
Short-Term Investments — 15.4%
Affiliated Mutual Funds — 15.3%
PGIM Core Ultra Short Bond Fund(wa)	366,207,515	366,207,515
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $58,829,761; includes $58,826,713 of cash collateral for securities on loan)(b)(wa)	58,962,284	$58,926,907

Total Affiliated Mutual Funds (cost $425,037,276)		425,134,422

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.035%	12/09/21	2,470	2,469,866
(cost $2,469,834)

Total Short-Term Investments (cost $427,507,110)				427,604,288

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $1,714,123,736)				2,862,655,022

Option Written*~ — (0.0)%
(premiums received $0)	(1,347)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $1,714,123,736)	2,862,653,675

Liabilities in excess of other assets(z) — (2.9)%	(79,954,188)

Net Assets — 100.0%	$2,782,699,487

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,800,612 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,273,508; cash collateral of $58,826,713 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,996,285. The aggregate value of $2,059,956 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 5,000,000 is 0.2% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100		$(1,347)
(premiums received $0)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
316	2 Year U.S. Treasury Notes	Dec. 2021	$69,537,281	$(43,748)
261	5 Year U.S. Treasury Notes	Dec. 2021	32,035,712	(145,010)
182	10 Year U.S. Treasury Notes	Dec. 2021	23,952,907	(214,268)
182	20 Year U.S. Treasury Bonds	Dec. 2021	28,977,813	(636,894)
346	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	66,107,625	(2,425,329)
6	Mini MSCI EAFE Index	Dec. 2021	680,100	(31,699)
184	S&P 500 E-Mini Index	Dec. 2021	39,539,300	(1,389,362)
				(4,886,310)
Short Positions:
66	5 Year Euro-Bobl	Dec. 2021	10,315,547	66,815
28	10 Year Euro-Bund	Dec. 2021	5,507,908	93,708
66	10 Year U.S. Ultra Treasury Notes	Dec. 2021	9,586,500	188,631
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PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
31	Euro Schatz Index	Dec. 2021	$4,029,153	$3,454
				352,608
				$(4,533,702)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/21	HSBC Bank PLC	EUR	22,253	$26,071,788	$25,779,070	$—	$(292,718)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	1,384	$1,105,127	$1,092,498	$12,629	$—
Euro,
Expiring 10/04/21	BNP Paribas S.A.	EUR	22,253	26,124,150	25,779,070	345,080	—
Expiring 11/02/21	HSBC Bank PLC	EUR	22,253	26,086,208	25,792,960	293,248	—
				$53,315,485	$52,664,528	650,957	—
						$650,957	$(292,718)
Credit default swap agreement outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/14/21	0.250%(M)	9,100	*	$1,959	$(650)	$2,609	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	0.362%	$4,870	$3,338	$1,532	Bank of America, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
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PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreement outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
2,600	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(147,624)	$(147,624)
5,200	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(309,912)	(309,912)
15,685	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(45,959)	(814,345)	(768,386)
7,790	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(366,620)	(366,620)
				$(45,959)	$(1,638,501)	$(1,592,542)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30